Document And Entity Information	Aug. 01, 2025
Document Information Line Items
Entity Central Index Key	0002070602
Amendment Description	Amendment No. 1
Document Type	S-1/A
Entity Registrant Name	Highview Merger Corp.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1615 South Congress Ave.
Entity Address, Address Line Two	Suite 103
Entity Address, City or Town	Delray Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33445
City Area Code	561
Local Phone Number	826-6050
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	1615 South Congress Ave.
Entity Address, Address Line Two	Suite 103
Entity Address, City or Town	Delray Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33445
City Area Code	561
Local Phone Number	826-6050
Contact Personnel Name	David Boris